UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
           --------------------------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------------

Form 13F File Number:  28-11605
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE L. NOBLE
         --------------------------------------------------
Title:   PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
         --------------------------------------------------
Phone:   617-646-6500
         --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ GEORGE L. NOBLE                BOSTON, MA             8/16/2010
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   51
                                               -------------

Form 13F Information Table Value Total:             $ 43,648
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                             FORM 13F INFORMATION TABLE

                                                            VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)      AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
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ACACIA RESH CORP              ACACIA TCH COM    003881307      346     24,300     SH             SOLE            24,300   0     0
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AKORN INC                     COM               009728106    2,066    695,600     SH             SOLE           695,600   0     0
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ALEXION PHARMACEUTICALS INC   COM               015351109      307      6,000     SH             SOLE             6,000   0     0
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AMGEN INC                     COM               031162100      210      4,000     SH             SOLE             4,000   0     0
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ARENA PHARMACEUTICALS INC     COM               040047102      184     60,000     SH             SOLE            60,000   0     0
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ARVINMERITOR INC              COM               043353101      400     30,500     SH             SOLE            30,500   0     0
------------------------------------------------------------------------------------------------------------------------------------
ASHFORD HOSPITALITY TR INC    COM SHS           044103109      182     24,800     SH             SOLE            24,800   0     0
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ENERGY INC              COM               049298102      244      9,000     SH             SOLE             9,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC               IPATH S&P ST ETN  06740C527      624     20,000     SH             SOLE            20,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
BORGWARNER INC                COM               099724106      314      8,400     SH             SOLE             8,400   0     0
------------------------------------------------------------------------------------------------------------------------------------
CELERA CORP                   COM               15100E106       98     15,000     SH             SOLE            15,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
DENBURY RES INC               COM NEW           247916208      293     20,000     SH             SOLE            20,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
DENDREON CORP                 COM               24823Q107      226      7,000     SH             SOLE             7,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW         COM               25179M103      244      4,000     SH             SOLE             4,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
ENZON PHARMACEUTICALS INC     COM               293904108      320     30,000     SH             SOLE            30,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
FINISAR CORP                  COM NEW           31787A507      302     20,300     SH             SOLE            20,300   0     0
------------------------------------------------------------------------------------------------------------------------------------
GENTEX CORP                   COM               371901109      248     13,800     SH             SOLE            13,800   0     0
------------------------------------------------------------------------------------------------------------------------------------
HALOZYME THERAPEUTICS INC     COM               40637H109      211     30,000     SH             SOLE            30,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
HANGER ORTHOPEDIC GROUP INC   COM NEW           41043F208      359     20,000     SH             SOLE            20,000   0     0
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IMMUNOGEN INC                 COM               45253H101      232     25,000     SH             SOLE            25,000   0     0
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IMPAX LABORATORIES INC        COM               45256B101      743     39,000     SH             SOLE            39,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTICALS INC   COM               457733103      250     50,100     SH             SOLE            50,100   0     0
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INTERCONTINENTALEXCHANGE INC  COM               45865V100      350      3,100     SH             SOLE             3,100   0     0
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IVANHOE MINES LTD             COM               46579N103      170     13,000     SH             SOLE            13,000   0     0
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JOS A BANK CLOTHIERS INC      COM               480838101      227      4,200     SH             SOLE             4,200   0     0
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS    COM NEW           50540R409      226      3,000     SH             SOLE             3,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
LANDSTAR SYS INC              COM               515098101      234      6,000     SH             SOLE             6,000   0     0
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MAGNUM HUNTER RES CORP DEL    COM               55973B102       44     10,000     SH             SOLE            10,000   0     0
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MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   10,392    200,000     SH             SOLE           200,000   0     0
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MCKESSON CORP                 COM               58155Q103      201      3,000     SH             SOLE             3,000   0     0
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MORGANS HOTEL GROUP CO        COM               61748W108      152     24,700     SH             SOLE            24,700   0     0
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NATIONAL FUEL GAS CO N J      COM               636180101      229      5,000     SH             SOLE             5,000   0     0
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NEW GOLD INC CDA              COM               644535106    3,725    600,000     SH             SOLE           600,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP           COM               651639106    9,261    150,000     SH             SOLE           150,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
NOVAGOLD RES INC              COM NEW           66987E206      983    141,000     SH             SOLE           141,000   0     0
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NXSTAGE MEDICAL INC           COM               67072V103      150     101,00     SH             SOLE            10,100   0     0
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OCCIDENTAL PETE CORP DEL      COM               674599105      347      4,500     SH             SOLE             4,500   0     0
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OCLARO INC                    COM NEW           67555N206      177     16,000     SH             SOLE            16,000   0     0
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PHARMASSET INC                COM               71715N106      273     10,000     SH             SOLE            10,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO            COM               723787107      268      4,500     SH             SOLE             4,500   0     0
------------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                  COM               748356102      355      7,800     SH             SOLE             7,800   0     0
------------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS INC        COM               83088M102    1,007     60,000     SH             SOLE            60,000   0     0
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SM ENERGY CO                  COM               78454L100      201      5000      SH             SOLE             5,000   0     0
--------------------------------------------------------------------------,---------------------------------------------------------
SOLUTIA INC                   COM NEW           834376501      177     13,500     SH             SOLE            13,500   0     0
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TENNECO INC                   COM               880349105      316     15,000     SH             SOLE            15,000   0     0
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TEREX CORP NEW                COM               880779103      187     10,000     SH             SOLE            10,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN LTD                REG SHS           H8817H100    1,853     40,000     SH             SOLE            40,000   0     0
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U S AIRWAYS GROUP INC         COM               90341W108      166     19,300     SH             SOLE            19,300   0     0
------------------------------------------------------------------------------------------------------------------------------------
WABASH NATL CORP              COM               929566107      109     15,400     SH             SOLE            15,400   0     0
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WATSON PHARMACEUTICALS INC    COM               942683103    2,840     70,000     SH             SOLE            70,000   0     0
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WHIRLPOOL CORP                COM               963320106      272      3,100     SH             SOLE             3,100   0     0
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WHITING PETE CORP NEW         COM               966387102      353      4,500     SH             SOLE             4,500   0     0
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